Revenue Recognition - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disaggregation of Revenue [Line Items]
Software maintenance, period	1 year
Capitalized contract cost, impairment loss	$ 0
Amount reclassified to accounts receivable from contract asset	19,000,000.0	$ 36,100,000
Contract assets recognized in current period	11,400,000	17,600,000
Accounts receivable, net	175,001,000	180,441,000
Current period revenue recognized from beginning balance of contract liabilities	129,600,000	106,800,000
Two Governments Outside The United States
Disaggregation of Revenue [Line Items]
Accounts receivable, net	72,600,000	51,700,000
Sales Commission
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	9,800,000	8,300,000
Capitalized contract cost, amortization	23,800,000	28,200,000	$ 25,000,000.0
Sales Commission | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	5,300,000	4,900,000
Sales Commission | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	4,500,000	3,400,000
Costs to Fulfill
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	6,500,000	7,600,000
Capitalized contract cost, amortization	13,500,000	11,800,000	$ 16,700,000
Costs to Fulfill | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	4,500,000	7,100,000
Costs to Fulfill | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	$ 2,000,000.0	$ 500,000
Minimum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	1 year
Warranty period	90 days
Maximum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	3 years
Warranty period	3 years